Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenue	$ 726,951	$ 381,740	$ 1,999,634	$ 941,249	$ 1,451,086	$ 994,104	$ 483,363
Costs and expenses:
Cost of revenue	254,052	163,060	722,966	357,564	555,578	241,274	53,758
Sales and marketing	285,224	153,014	816,200	417,000	627,796	481,781	166,799
Research and development	108,523	51,136	246,861	99,950	180,652	44,966	16,270
General and administrative	34,104	15,276	122,116	41,256	66,431	31,712	14,854
Lease modification and abandonment of leasehold improvements	0	0	0	7,851	7,851	0
Extinguishments of acquisition-related contingent consideration	0	74,712	0	74,712	74,820	0	(10,763)
Total costs and expenses	681,903	457,198	1,908,143	998,333	1,513,128	799,733	240,918
Income (loss) from operations	45,048	(75,458)	91,491	(57,084)	(62,042)	194,371	242,445
Other income (expense):
Interest expense and loss on settlement of debt	(18,756)	(20,110)	(72,796)	(57,548)	(77,873)	(73,955)	(484,805)
Other income (expense), net	(9,217)	1,169	(997)	5,347	4,209	5,818	2,101
Total other income (expense)	(27,973)	(18,941)	(73,793)	(52,201)	(73,664)	(68,137)	(482,704)
Income (loss) before income taxes	17,075	(94,399)	17,698	(109,285)	(135,706)	126,234	(240,259)
Provision for (benefit from) income taxes	16,933	(4,485)	13,767	(2,324)	(9,772)	7,194	19,736
Net income (loss)	142	(89,914)	3,931	(106,961)	(125,934)	119,040	(259,995)
Add: Net loss attributable to noncontrolling interest	36	226	149	546	(747)	0
Net income (loss) attributable to AppLovin	178	(89,688)	4,080	(106,415)	(125,187)	119,040	(259,995)
Less: Net income attributable to participating securities	(1)	0	(568)	0	0	(42,664)
Net income (loss) attributable to common stock—Basic	177	(89,688)	3,512	(106,415)	(125,187)	76,376	(259,995)
Net income (loss) attributable to common stock—Diluted	$ 177	$ (89,688)	$ 3,539	$ (106,415)	$ (125,187)	$ 76,561	$ (259,995)
Net income (loss) per share attributable to common stockholders:
Basic	$ 0.00	$ (0.42)	$ 0.01	$ (0.50)	$ (0.58)	$ 0.36	$ (1.37)
Diluted	$ 0.00	$ (0.42)	$ 0.01	$ (0.50)	$ (0.58)	$ 0.36	$ (1.37)
Weighted average common shares used to compute net income (loss) per share attributable to common stockholders:
Basic	368,427,532	214,638,272	309,353,304	212,998,263	214,936,545	210,937,147	189,533,630
Diluted	384,324,785	214,638,272	327,426,792	212,998,263	214,936,545	212,365,429	189,533,630